Intangible Asset	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Asset [Abstract]
INTANGIBLE ASSET

NOTE 5 – INTANGIBLE ASSET

On September 30, 2024 and December 31, 2023, intangible asset consisted of the following:

	Useful life	September 30, 2024	December 31, 2023
License	5 years	$150,000	$-
Less: accumulated amortization		(17,500)	-
		$132,500	$-

On August 29, 2022, the Company entered into a Software and Patent License Agreement (the “License Agreement”) with Columbia University (“Columbia”), whereby the Company obtained a license from Columbia with respect to software and intellectual property rights and patents. In connection with the License Agreement, Columbia granted to the Company a royalty-bearing, exclusive, worldwide, non-transferable license under the License Agreement, to discover, develop, manufacture, have made, use, sell, offer to sell, have sold, import, export, distribute, rent or lease licensed products and copy, use, modify, and create derivative works from licensed software and technical information during the term of the License Agreement. On August 9, 2023 and effective August 1, 2023, the Company and Columbia University agreed to the termination of the License Agreement. Based on management’s analysis, the Company determined the Licenses were not commercially viable in the current competitive landscape. The termination of the Agreement will not have any impact on the Company’s future revenues. Accordingly, as of June 30, 2023, the Company wrote off the remaining unamortized book value of the intangible asset of $52,363, and during the three and nine months ended September 30, 2023, the Company recorded an impairment loss of $0 and $52,363, respectively, which was included in operating expenses.

On March 4, 2024, the Company entered into a Purchase Agreement with a third party to acquire certain technology and computer code. The Purchase Agreement grants the Company a perpetual, worldwide, non-exclusive, non-transferable, royalty free, fully paid license to (a) modify and create derivative works from certain technology and related codebase including, but not limited to, “Habit-tracking Module,” “Administrative Panel,” and related computer code. The aggregate purchase price was $150,000 and is included in intangible assets on the accompanying balance sheet. The purchase price of $150,000 was payable in 4 monthly installments of $37,500, beginning on March 15, 2024.

For the three months ended September 30, 2024 and 2023, amortization of intangible assets amounted to $7,500 and $6,284, respectively, and for the nine months ended September 30, 2024 and 2023, amortization of intangible assets amounted to $17,500 and $6,284, respectively, which is based on an estimated useful life of 5 years and includes amortization expense related to the License Agreement prior to the impairment loss as discussed above.

Amortization of the intangible asset attributable to future periods is as follows:

Year ending September 30:	Amount
2025	$30,000
2026	30,000
2027	30,000
2028	30,000
2029	12,500
$132,500

NOTE 5 – INTANGIBLE ASSET

On December 31, 2023 and 2022, intangible asset consisted of the following:

	Useful life	December 31, 2023	December 31, 2022
License	5 years	$-	$62,836
Less: accumulated amortization		-	(4,189)
		$-	$58,647

On August 29, 2022, the Company entered into a Software and Patent License Agreement (the “License Agreement”) with Columbia University (“Columbia”), whereby the Company obtained a license from Columbia with respect to software and intellectual property rights and patents. In connection with the License Agreement, Columbia granted to the Company a royalty-bearing, exclusive, worldwide, non-transferable license under the licensed software and licensed patents, as defined in the License Agreement, to discover, develop, manufacture, have made, use, sell, offer to sell, have sold, import, export, distribute, rent or lease licensed products and copy, use, modify, and create derivative works from licensed software and technical information during the term of the License Agreement. The licensed documentation, licensed software, and licensed patents will be used facilitate a “certificate of authentication” capability for image and video assets to prevent fraudulent activity. This will allow us to certify the image is unaltered in an externally available and trusted way and for a chain-of-trust architecture to be implemented within our system. The technology will also allow us to add an extra validation layer as well as track manipulation of our NFT assets. This will further provide increased trust in our gaming partners to use our platform and provide additional validation and control of third-party assets integrated into our platform.

In consideration of the Licenses granted under this License Agreement, the Company paid or was to pay to Columbia fees and royalties as follows:

1)	License Fee: A non-refundable, non-recoverable and non-creditable license fee in the sum of $25,000 was paid to Columbia within 30 days of the effective date of August 29, 2022;

2)	Revenue-based Milestone Payments including non-refundable, nonrecoverable and non-creditable milestone payments;

3)	Royalties: Non-refundable, non-recoverable and non-creditable running royalty on all Licensed Products that are Sold by Company, its Affiliates and Sublicenses, or as otherwise used in to generate Gross Revenue during the term of this Agreement:

4)	Fees and expenses: In connection with the License, the Company paid Columbia $30,704 to cover expenses and paid professional fees of $7,132. These fees and expenses were capitalized into intangible assets on the accompany balance sheets.

5)	Win-State Payments: In the event of the Company’s success results in significant shareholder value appreciation after as Initial Financing (“Initial Financing” being the first bona fide equity financing of the Company after the Effective Date that results in gross proceeds to the Company of at least $500,000), the Company will make a number of valuation dependent Win-State Payments” to Columbia in connection with a financing or sale (each such transaction a ‘Transaction”).

On August 9, 2023 and effective August 1, 2023, the Company and Columbia University agreed to the termination of the Software and Patent License Agreement between the Company and The Trustees of Columbia University in the City of New York, dated August 29, 2022. Based on management’s analysis, the Company determined the Licenses were not commercially viable in the current competitive landscape. The termination of the Agreement will not have any impact on the Company’s future revenues. Accordingly, as of December 31, 2023, the Company wrote off the remaining unamortized book value of the intangible asset of $52,363, and during the year ended December 31, 2023, the Company recorded an impairment loss of $52,363, which is included in operating expenses on the accompanying statement of operations and comprehensive loss.

For the year ended December 31, 2023, amortization of intangible assets, prior to the impairment loss, amounted to $6,284.